Dreyfus Investment Funds

- Dreyfus Diversified Emerging Markets Fund (“DDEMF”)

Incorporated herein by reference is a revised version of the prospectus for DDEMF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 17, 2014 (SEC Accession No. 0000899681-14-000198).